Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance, at the beginning of the year	€ 7,400	€ 9,194
Additions	2,239	1,727	€ 2,787
Balance, at the end of the year	6,850	7,400	9,194
Intangible assets	6,850	7,400	9,194
Biomarkers and databases
Intangible assets
Impairment expense	446	158	1,067
Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	906	1,545
Balance, at the end of the year	322	906	1,545
Intangible assets	322	906	1,545
Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	6,066	6,396
Balance, at the end of the year	3,142	6,066	6,396
Intangible assets	3,142	6,066	6,396
Internally generated /acquired | Centometabolome
Intangible assets
Balance, at the beginning of the year	2,181	2,540
Balance, at the end of the year	1,818	2,181	2,540
Intangible assets	€ 1,818	2,181	2,540
Remaining useful life	5 years
Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	€ 428	1,253
Balance, at the end of the year	3,386	428	1,253
Intangible assets	3,386	428	1,253
Cost
Intangible assets
Balance, at the beginning of the year	32,554	30,827	28,040
Additions	2,239	1,727	2,787
Balance, at the end of the year	34,793	32,554	30,827
Intangible assets	34,793	32,554	30,827
Cost | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	14,536	14,374	13,922
Additions	182	162	749
Reclassification			(297)
Balance, at the end of the year	14,718	14,536	14,374
Intangible assets	14,718	14,536	14,374
Cost | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	12,683	11,168	9,219
Additions		1,515	1,652
Reclassification			297
Balance, at the end of the year	11,167	12,683	11,168
Intangible assets	11,167	12,683	11,168
Cost | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	5,335	5,285	4,899
Additions	2,057	50	386
Balance, at the end of the year	8,908	5,335	5,285
Intangible assets	8,908	5,335	5,285
Accumulated depreciation, amortization and impairment
Intangible assets
Balance, at the beginning of the year	(25,154)	(21,633)	(15,633)
Amortization and impairment	2,789	3,521	6,000
Balance, at the end of the year	(27,943)	(25,154)	(21,633)
Intangible assets	(27,943)	(25,154)	(21,633)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	(13,630)	(12,829)	(10,748)
Amortization and impairment	766	801	2,149
Reclassification			(68)
Balance, at the end of the year	(14,396)	(13,630)	(12,829)
Intangible assets	(14,396)	(13,630)	(12,829)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	(6,617)	(4,772)	(2,713)
Amortization and impairment	1,408	1,845	1,991
Reclassification	(1,516)		68
Balance, at the end of the year	(8,025)	(6,617)	(4,772)
Intangible assets	(8,025)	(6,617)	(4,772)
Accumulated depreciation, amortization and impairment | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	(4,907)	(4,032)	(2,172)
Amortization and impairment	615	875	1,860
Reclassification	1,516
Balance, at the end of the year	(5,522)	(4,907)	(4,032)
Intangible assets	€ (5,522)	€ (4,907)	€ (4,032)